Virtus Global Real Estate Securities Fund
Virtus Global Real Estate Securities Fund

 Virtus Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated February 17, 2017 to the Summary and

Statutory Prospectuses dated January 30, 2017, as supplemented

Important Notice to Investors

This supplement corrects a typographical error in the “Example” table under “Fees and Expenses” in the summary prospectus and in the summary section of the statutory prospectus. The “Example” table is hereby replaced with the following:

Expense Example - Virtus Global Real Estate Securities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	709	1,019	1,350	2,283
Class C	Sold	318	700	1,208	2,605
Class I	Sold	117	393	690	1,534
Class R6	Sold	106	359	631	1,409

Expense Example, No Redemption - Virtus Global Real Estate Securities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	709	1,019	1,350	2,283
Class C	Held	218	700	1,208	2,605
Class I	Held	117	393	690	1,534
Class R6	Held	106	359	631	1,409